Borrowings Under Term Loan and Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
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Borrowings Under Term Loan and Line of Credit
9.	Borrowings Under Term Loan and Line of Credit

At March 31, 2021 and December 31, 2020, term loan borrowings were as follows (in thousands):

	March 31, 2021	December 31, 2020
Total term loan obligations	$55,720	$56,044
Less current portion of term loan	$(1,800)	$(1,440)

Long-term term loan obligations	$53,920	$54,604

On February 28, 2018, LiveVox entered into an amendment to its term loan and revolving credit facility with PNC Bank originally dated November 7, 2016 (as so amended the “Credit Facility”) to provide for a $45.0 million term loan, a $5.0 million line of credit and a $1.5 million letter of credit sub-facility. The agreement governing the Credit Facility has a five-year term ending November 7, 2021.

The Credit Facility is collateralized by a first-priority perfected security interest in substantially all the assets of the Company and is subject to certain financial covenants before and after a covenant conversion date. Covenant conversion may be elected early by the Company if certain criteria are met, including, but not limited to meeting fixed charge coverage and liquidity ratio targets as of the most recent twelve-month period. Prior to the covenant conversion date, the Company is required to maintain minimum levels of liquidity and recurring revenue. As of the covenant conversion date, the Company is required to maintain the Fixed Charge Coverage Ratio and Leverage Ratio (as defined in the Credit Facility) measured on a quarter-end basis for the four-quarter period ending on each such date through the end of the agreement.

The Company may elect that the term and revolving loans bear interest under a base rate or a LIBOR rate definition within the Credit Facility. LIBOR interest elections are for one, two or three-month periods. Loans are termed as either a Base Rate loan or LIBOR Rate loan and can be a combination of both.

On December 16, 2019, the Company amended the Credit Facility (as amended, the “Amended Credit Facility”), increasing the term loan borrowing therein by $13.9 million to $57.6 million and amending certain terms and conditions. The Amended Credit Facility reset the minimum recurring revenue covenant and qualified cash amounts through December 31, 2021 and extended the quarterly measurement dates through September 30, 2023 and the maturity date to November 7, 2023. The Amended Credit Facility also reset the mandatory covenant commencement date of the Fixed Charge Coverage Ratio and Leverage Ratio (as defined in the Amended Credit Facility) to March 31, 2022 and reset the applicable ratio amounts. Under the Amended Credit Facility, principal on the term loan is to be repaid in quarterly installments of $0.3 million beginning on March 31, 2020 through December 31, 2020, $0.4 million on March 31, 2021 through December 31, 2021, and $0.7 million on each quarter thereafter. During the three months ended March 31, 2021 and 2020, term loan repayments made by the Company totaled $0.4 million and $0.3 million, respectively. All other terms and conditions of the original Credit Facility remain in effect.

LiveVox, Inc. will account for previously deferred original issue discount and loan fees in the amount of $0.3 million related to the November 7, 2016 Credit Agreement and First Amendment to Credit Agreement dated February 28, 2018 by amortizing and recording to interest expense over the remaining term of the amended credit agreement. Third party loan fees totaling $0.1 million associated with the $13.9 million increase of the term loan are expensed upon close of the loan, and the original issue discount of $0.3 million will be amortized over the loan term. Total unamortized loan costs associated with the term loan totaled $0.4 million and $0.4 million at March 31, 2021 and December 31, 2020, respectively and are recorded within term loan, net of current. The Company was in compliance with all debt covenants at March 31, 2021 and December 31, 2020 and was in compliance with all debt covenants as of the date of issuance of these consolidated financial statements. There was no unused borrowing capacity under the term loan portion of the Amended Credit Facility at March 31, 2021 and December 31, 2020. On March 17, 2020, as a precautionary measure to ensure financial flexibility and maintain maximum liquidity in response to COVID-19 pandemic, LiveVox drew down approximately $4.7 million under the revolving portion of the Amended Credit Facility.

Aggregate principal maturities of the term loan as of March 31, 2021 was as follows (in thousands):

As of March 31, 2021	Amount to Mature
Remaining 2021	$1,080
2022	2,880
2023	52,134

Total	$56,094

The net carrying amount of the liability component of the term loan was as follows (in thousands):

	March 31, 2021	December 31, 2020
Principal	$56,094	$56,454
Unamortized issuance costs	(374)	(410)

Net carrying amount	$55,720	$56,044

8.	Borrowings Under Term Loan and Line of Credit

At December 31, 2020 and 2019, term loan borrowings were as follows (in thousands):

	2020	2019
Total term loan obligations	$56,044	$57,053
Less current portion of term loan	(1,440)	(1,152)

Long-term loan obligations	$54,604	$55,901

On February 28, 2018, LiveVox entered into an amendment to its term loan and revolving credit facility with PNC Bank originally dated November 7, 2016 (as so amended the “Credit Facility”) to provide for a $45.0 million term loan, a $5.0 million line of credit and a $1.5 million letter of credit sub-facility. The agreement governing the Credit Facility has a five-year term ending November 7, 2021.

The Credit Facility is collateralized by a first-priority perfected security interest in substantially all the assets of the Company and is subject to certain financial covenants before and after a covenant conversion date. Covenant conversion may be elected early by the Company if certain criteria are met, including, but not limited to meeting fixed charge coverage and liquidity ratio targets as of the most recent twelve-month period. Prior to the covenant conversion date, the Company is required to maintain minimum levels of liquidity and recurring revenue. As of the covenant conversion date, the Company is required to maintain the Fixed Charge Coverage Ratio and Leverage Ratio (as defined in the Credit Facility) measured on a quarter-end basis for the four-quarter period ending on each such date through the end of the agreement.

The Company may elect that the term and revolving loans bear interest under a base rate or a LIBOR rate definition within the Credit Facility. LIBOR interest elections are for one, two or three-month periods. Loans are termed as either a Base Rate loan or LIBOR Rate loan and can be a combination of both.

On December 16, 2019, the Company amended the Credit Facility (as amended, the “Amended Credit Facility”), increasing the term loan borrowing therein by $13.9 million to $57.6 million and amending certain terms and conditions. The Amended Credit Facility reset the minimum recurring revenue covenant and qualified cash amounts through December 31, 2021 and extended the quarterly measurement dates through September 30, 2023. The Amended Credit Facility also reset the mandatory covenant commencement date of the Fixed Charge Coverage Ratio and Leverage Ratio (as defined in the Amended Credit Facility) to March 31, 2022 and reset the applicable ratio amounts. Under the Amended Credit Facility, principal on the term loan is to be repaid in quarterly installments of $0.3 million beginning on March 31, 2020 through December 31, 2020, $0.4 million on March 31, 2021 through December 31, 2021, and $0.7 million on each quarter thereafter. During the years ended December 31, 2020, 2019 and 2018, term loan repayments made by the Company totaled $1.2 million, $0.8 million and $0.5 million, respectively. All other terms and conditions of the original Credit Facility remain in effect.

LiveVox, Inc. will account for previously deferred original issue discount and loan fees in the amount of $0.3 million related to the November 7, 2016 Credit Agreement and First Amendment to Credit Agreement dated February 28, 2018 by amortizing and recording to interest expense over the remaining term of the amended credit agreement. Third party loan fees totaling $0.1 million associated with the $13.9 million increase of the term loan are expensed upon close of the loan, and the original issue discount of $0.3 million will be amortized over the loan term. Total unamortized loan costs associated with the term loan totaled $0.4 and $0.6 million at December 31, 2020 and 2019, respectively and are recorded within term loan, net of current portion. The Company was in compliance with all debt covenants at December 31, 2020 and 2019 and was in compliance with all debt covenants as of the date of issuance of these financial statements. There was no unused borrowing capacity under the term loan portion of the Amended Credit Facility at December 31, 2020 and 2019. On March 17, 2020, as a precautionary measure to ensure financial flexibility and maintain maximum liquidity in response to COVID-19 pandemic, LiveVox drew down approximately $4.7 million under the revolving portion of the Amended Credit Facility.

Aggregate principal maturities of the term loan as of December 31, 2020 was as follows (in thousands):

Period	Amount to Mature
2021	$1,440
2022	2,880
2023	52,134

Total	$56,454

The net carrying amount of the liability component of the term loan was as follows (in thousands):

	December 31, 2020	December 31, 2019
Principal	$56,454	$57,606
Unamortized issuance costs	(410)	(553)

Net carrying amount	$56,044	$57,053